DEFERRED REVENUE	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
DEFERRED REVENUE
DEFERRED REVENUE
Deferred revenue consists of asset purchases that occurred at a nominal value in exchange for future toll reductions which is amortized to revenue over the life of the asset. Deferred revenue also includes other payments received from customers or lessors related to capital expenditures or lease inducements which are amortized over the lease or contract terms.
The Company will adopt IFRS 15 Revenue from Contracts with Customers on January 1, 2018. See discussion in note 4 (r) for additional information.